UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21519
Investment Company Act File Number
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 103.6%

Security	Shares	Value
Aerospace & Defense — 2.0%
United Technologies Corp.(1)	83,000	$6,875,720

		$6,875,720

Airlines — 1.4%
Singapore Airlines, Ltd.(1)	400,000	$4,707,741

		$4,707,741

Chemicals — 4.9%
Air Liquide SA(1)	13,000	$1,785,719
BASF SE(1)	89,000	8,037,694
PPG Industries, Inc.(1)	80,000	6,736,000

		$16,559,413

Commercial Banks — 9.8%
Commonwealth Bank of Australia	66,000	$3,568,964
Fifth Third Bancorp(1)	284,000	3,592,600
Natixis(1)	1,300,000	5,897,277
PNC Financial Services Group, Inc.(1)	122,000	6,623,380
Societe Generale(1)	120,000	5,939,950
Wells Fargo & Co.(1)	260,000	7,264,400

		$32,886,571

Communications Equipment — 3.5%
HTC Corp.(1)	182,700	$5,434,861
Telefonaktiebolaget LM Ericsson, Class B(1)	492,000	6,179,849

		$11,614,710

Consumer Finance — 1.0%
American Express Co.(1)	70,000	$3,502,800

		$3,502,800

Diversified Financial Services — 1.0%
JPMorgan Chase & Co.(1)	86,000	$3,478,700

		$3,478,700

Diversified Telecommunication Services — 8.8%
Chunghwa Telecom Co., Ltd.	1,562,000	$5,413,787
Deutsche Telekom AG(1)	495,000	7,715,927
Singapore Telecommunications, Ltd.(1)	140,000	386,565
Telefonos de Mexico SA de CV ADR(1)	130,000	2,100,800
Telekomunikacja Polska SA(1)	528,000	3,304,901
Telstra Corp., Ltd.	1,087,000	3,565,648
Verizon Communications, Inc.(1)	200,000	7,058,000

		$29,545,628

Electric Utilities — 2.4%
Enel SpA(1)	725,000	$4,175,522
Iberdrola SA(1)	488,341	3,968,090

		$8,143,612

Energy Equipment & Services — 3.3%
Halliburton Co.(1)	78,000	$4,268,940
Schlumberger, Ltd.(1)	76,000	6,868,120

		$11,137,060

Security	Shares	Value
Food & Staples Retailing — 1.8%
Wal-Mart Stores, Inc.(1)	113,000	$5,956,230

		$5,956,230

Food Products — 4.3%
Nestle SA ADR(1)	63,000	$4,016,250
Sara Lee Corp.(1)	200,000	3,822,000
Unilever PLC ADR(1)	203,000	6,508,180

		$14,346,430

Health Care Providers & Services — 2.2%
Fresenius Medical Care AG & Co. KGaA(1)	96,000	$7,367,701

		$7,367,701

Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.(1)	62,000	$5,361,760

		$5,361,760

Household Products — 1.3%
Kimberly-Clark de Mexico SA de CV(1)	700,000	$4,353,642

		$4,353,642

Industrial Conglomerates — 1.3%
Siemens AG(1)	34,000	$4,345,409

		$4,345,409

Insurance — 3.6%
Aflac, Inc.(1)	80,000	$3,684,800
Aviva PLC(1)	512,000	3,334,386
Prudential Financial, Inc.(1)	89,000	5,222,520

		$12,241,706

IT Services — 2.5%
Accenture PLC, Class A(1)	78,000	$4,612,920
International Business Machines Corp.(1)	20,000	3,637,000

		$8,249,920

Machinery — 3.3%
Caterpillar, Inc.(1)	46,000	$4,544,340
Illinois Tool Works, Inc.(1)	129,000	6,424,200

		$10,968,540

Media — 0.7%
Time Warner, Inc.(1)	70,000	$2,461,200

		$2,461,200

Metals & Mining — 9.1%
BHP Billiton, Ltd. ADR(1)	73,000	$6,683,150
Cliffs Natural Resources, Inc.(1)	72,000	6,467,040
Freeport-McMoRan Copper & Gold, Inc.(1)	186,000	9,850,560
KGHM Polska Miedz SA(1)	110,000	7,528,599

		$30,529,349

Multi-Utilities — 2.7%
National Grid PLC(1)	574,000	$5,616,247
Sempra Energy(1)	66,000	3,345,540

		$8,961,787

Multiline Retail — 2.1%
Target Corp.(1)	140,000	$7,208,600

		$7,208,600

Oil, Gas & Consumable Fuels — 9.5%
Apache Corp.(1)	32,000	$3,959,040
Chevron Corp.(1)	30,000	3,120,600

Security	Shares	Value
ConocoPhillips(1)	53,000	$3,815,470
Enbridge, Inc.(1)	104,000	3,420,560
ENI SpA(1)	277,000	6,019,496
Occidental Petroleum Corp.(1)	60,000	5,890,800
Royal Dutch Shell PLC, Class A(1)	104,000	3,809,474
Total SA ADR(1)	35,000	1,892,450

		$31,927,890

Paper & Forest Products — 1.1%
UPM-Kymmene Oyj(1)	248,000	$3,864,681

		$3,864,681

Pharmaceuticals — 8.0%
Bristol-Myers Squibb Co.(1)	167,000	$4,786,220
Novartis AG(1)	113,000	6,927,135
Roche Holding AG(1)	48,000	8,613,399
Sanofi-Aventis(1)	85,000	6,604,543

		$26,931,297

Real Estate Investment Trusts (REITs) — 1.0%
Plum Creek Timber Co., Inc.(1)	87,000	$3,325,140

		$3,325,140

Road & Rail — 1.0%
Canadian National Railway Co.(1)	47,000	$3,518,420

		$3,518,420

Software — 1.0%
Microsoft Corp.(1)	126,000	$3,452,400

		$3,452,400

Specialty Retail — 2.2%
Home Depot, Inc.(1)	100,000	$3,493,000
Industria de Diseno Textil SA(1)	44,000	3,978,591

		$7,471,591

Tobacco — 1.3%
British American Tobacco PLC(1)	96,000	$4,431,480

		$4,431,480

Water Utilities — 2.0%
United Utilities Group PLC(1)	690,000	$6,650,908

		$6,650,908

Wireless Telecommunication Services — 1.9%
Vodafone Group PLC(1)	2,303,666	$6,460,294

		$6,460,294

Total Common Stocks (identified cost $288,412,961)		$348,838,330

Preferred Stocks — 19.0%

Security	Shares	Value
Commercial Banks — 7.8%
Abbey National Capital Trust I, 8.963%(2)	1,460	$1,591,416
Bank of America Corp., 8.125%(2)	1,300	1,362,513
Barclays Bank PLC, 7.434%(2)(3)	2,920	2,969,034
BNP Paribas, 7.195%(2)(3)	25	2,379,988
Credit Agricole SA/London, 6.637%(2)(3)	1,932	1,682,891
Farm Credit Bank of Texas, Series I, 10.00%	2,700	3,099,094
JPMorgan Chase & Co., 7.90%(2)	1,305	1,429,355
KeyCorp, Series A, 7.75%	11,620	1,294,119

Security	Shares	Value
Landsbanki Islands HF, 7.431%(2)(3)(4)(5)(6)	2,150	$0
Lloyds Banking Group PLC, 6.657%(2)(3)(4)	3,435	2,473,200
PNC Financial Services Group, Inc., 6.75%(2)	2,000	2,004,165
Royal Bank of Scotland Group PLC, 7.648%(2)	1,119	994,416
Royal Bank of Scotland Group PLC, Series F, 7.65%	3,978	88,550
Royal Bank of Scotland Group PLC, Series L, 5.75%	89,180	1,549,948
Royal Bank of Scotland Group PLC, Series Q, 6.75%	5,550	89,133
Royal Bank of Scotland Group PLC, Series S, 6.60%	25,075	402,454
Standard Chartered PLC, 6.409%(2)(3)	10.50	1,037,119
Wells Fargo & Co., Series L, 7.50%	1,800	1,911,060

		$26,358,455

Consumer Finance — 0.6%
Ally Financial, Inc., Series A, 8.50%(2)	83,975	$2,069,270

		$2,069,270

Diversified Financial Services — 0.6%
Citigroup Capital XI, 6.00%	42,185	$970,255
Heller Financial, Inc., Series D, 6.95%	11,000	1,106,532

		$2,076,787

Electric Utilities — 2.1%
Entergy Arkansas, Inc., 6.45%	110,721	$2,726,505
Southern California Edison Co., 6.00%	8,569	837,084
Southern California Edison Co., Series D, 6.50%	19,500	1,987,173
Virginia Electric and Power Co., 6.12%	15	1,541,506

		$7,092,268

Food Products — 0.6%
Dairy Farmers of America, 7.875%(3)	18,500	$1,670,204
Ocean Spray Cranberries, Inc., 6.25%(3)	4,250	390,734

		$2,060,938

Insurance — 5.5%
Aegon NV, 6.375%	13,133	$294,048
Allianz SE, 8.375%	12,690	332,319
Aspen Insurance Holdings, Ltd., 7.401%(2)	15,200	378,480
AXA SA, 6.379%(2)(3)	2,442	2,095,172
AXA SA, 6.463%(2)(3)	2,471	2,095,603
Endurance Specialty Holdings, Ltd., Series B, 7.50%	63,350	1,593,252
ING Capital Funding Trust III, 3.846%(2)	4,330	4,100,140
Montpelier Re Holdings, Ltd., 8.875%	126,350	3,297,735
PartnerRe, Ltd., Series E, 7.25%	63,550	1,626,880
Prudential PLC, 6.50%	2,600	2,526,369

		$18,339,998

Real Estate Investment Trusts (REITs) — 1.8%
CapLease, Inc., Series A, 8.125%	75,000	$1,858,125
Cedar Shopping Centers, Inc., Series A, 8.875%	37,895	953,059
Developers Diversified Realty Corp., Series I, 7.50%	74,500	1,805,135
Regency Centers Corp., Series C, 7.45%	20,000	500,600
Sunstone Hotel Investors, Inc., Series A, 8.00%	10,000	242,100
Sunstone Hotel Investors, Inc., Series D, 8.00%	28,800	688,680

		$6,047,699

Total Preferred Stocks (identified cost $64,600,243)		$64,045,415

Corporate Bonds & Notes — 10.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 4.0%
ABN Amro North American Holding Preferred Capital Repackage Trust I, 6.523% to 11/8/12, 12/29/49(3)(7)	$1,100	$1,017,500
Banco Industriale Comercial SA, 8.50%, 4/27/20(3)	740	781,625
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(7)(8)	1,733	1,784,990
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(3)(7)	1,936	2,249,721
Northgroup Preferred Capital Corp., 6.378% to 10/15/17, 1/29/49(3)(7)	3,200	3,083,654
PNC Preferred Funding Trust II, 6.113% to 3/15/12, 3/29/49(3)(7)	3,700	3,108,437
Societe Generale SA, 5.922% to 4/5/17, 4/5/49(3)(7)	397	346,384
SunTrust Preferred Capital I, 5.853% to 12/15/11, 6/29/49(7)	1,000	812,500

		$13,184,811

Diversified Financial Services — 0.6%
Corporate Porfolio Trust, 9.618%, 6/15/2110(2)(3)	$995	$1,004,702
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(7)	1,090	1,013,700

		$2,018,402

Electric Utilities — 1.8%
Energisa SA, 9.50%, 1/29/49(3)	$800	$852,000
Integrys Energy Group, Inc., 6.11% to 12/1/16, 12/1/66(7)	2,150	2,131,964
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(7)	3,000	2,959,926

		$5,943,890

Insurance — 2.0%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(7)(8)	$2,000	$2,847,462
QBE Capital Funding II LP, 6.797% to 6/1/17, 6/29/49(3)(7)	735	699,158
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(7)	3,600	3,397,500

		$6,944,120

Pipelines — 1.0%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(7)	$1,000	$1,008,541
Southern Union Co., 7.20% to 11/1/11, 11/1/66(7)	2,750	2,571,250

		$3,579,791

Retail-Food and Drug — 0.6%
CVS Caremark Corp., 6.302% to 6/1/12, 6/1/37, 6/1/62(7)(8)	$2,102	$2,049,851

		$2,049,851

Total Corporate Bonds & Notes (identified cost $30,839,246)		$33,720,865

Total Investments — 132.6% (identified cost $383,852,450)		$446,604,610

Other Assets, Less Liabilities — (32.6)%		$(109,859,660)

Net Assets — 100.0%		$336,744,950

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2011.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $29,937,126 or 8.9% of the Fund’s net assets.

(4)		Non-income producing security.

(5)		Defaulted security.

(6)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)		Security converts to floating rate after the indicated fixed-rate coupon period.

(8)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	51.4%	$229,695,845
United Kingdom	9.3	41,579,079
France	6.4	28,560,435
Germany	6.2	27,799,050
Switzerland	4.4	19,556,784
Australia	3.3	14,516,920
Taiwan	2.4	10,848,648
Poland	2.4	10,833,500
Italy	2.3	10,195,018
Spain	1.8	7,946,681
Canada	1.6	6,938,980
Bermuda	1.5	6,896,347
Mexico	1.4	6,454,442
Sweden	1.4	6,179,849
Singapore	1.1	5,094,306
Ireland	1.0	4,612,920
Finland	0.9	3,864,681
Cayman Islands	0.8	3,397,500
Brazil	0.4	1,633,625
Iceland	0.0	0

Total Investments	100.0%	$446,604,610

The Fund did not have any open financial instruments at July 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$384,684,457

Gross unrealized appreciation	$76,290,918
Gross unrealized depreciation	(14,370,765)

Net unrealized appreciation	$61,920,153

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$18,524,560	$3,978,591		$—	$22,503,151
Consumer Staples	24,656,302	4,431,480		—	29,087,782
Energy	33,235,980	9,828,970		—	43,064,950
Financials	36,694,340	18,740,577		—	55,434,917
Health Care	4,786,220	29,512,778		—	34,298,998
Industrials	21,362,680	9,053,150		—	30,415,830
Information Technology	11,702,320	11,614,710		—	23,317,030
Materials	29,736,750	21,216,693		—	50,953,443
Telecommunication Services	9,158,800	26,847,122		—	36,005,922
Utilities	3,345,540	20,410,767		—	23,756,307

Total Common Stocks	$193,203,492	$155,634,838	*	$—	$348,838,330

Preferred Stocks
Consumer Staples	$—	$2,060,938		$—	$2,060,938
Financials	18,854,933	36,037,276		0	54,892,209
Utilities	—	7,092,268		—	7,092,268

Total Preferred Stocks	$18,854,933	$45,190,482		$0	$64,045,415

Corporate Bonds & Notes	$—	$33,720,865		$—	$33,720,865

Total	$212,058,425	$234,546,185		$0	$446,604,610

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the fiscal year to date ended July 31, 2011 to require a reconciliation of Level 3 investments. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2.	Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Judith A. Saryan Judith A. Saryan
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan Judith A. Saryan
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 26, 2011